TRANSAMERICA FUNDS

Supplement dated April 30, 2010 to the Retail Prospectus
dated March 1, 2010, as previously supplemented

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Transamerica Asset Allocation – Conservative Portfolio
Transamerica Asset Allocation – Growth Portfolio
Transamerica Asset Allocation – Moderate Growth Portfolio
Transamerica Asset Allocation – Moderate Portfolio
Transamerica Multi-Manager Alternative Strategies Portfolio
Transamerica Multi-Manager International Portfolio

The following replaces the information in the Prospectus under the section entitled “Management - Portfolio Construction Team”:

Portfolio Construction Team:
     Jon Hale, CFA, Co-Portfolio Manager since 2006
     Hal Ratner, Co-Portfolio Manager since 2010
     Michael Stout, CFA, Co-Portfolio Manager since 2006
     Dan McNeela, CFA, Co-Portfolio Manager since 2010

The following replaces the information in the Prospectus under the section entitled “Shareholder Information - Portfolio Construction Team”:

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years
Jon Hale, CFA/2006	Co-Portfolio Manager	Morningstar	Managing Investment Consultant
Hal Ratner/2010	Co-Portfolio Manager	Morningstar	Senior Consultant
Michael Stout, CFA/2006	Co-Portfolio Manager	Morningstar	Senior Consultant
Dan McNeela, CFA/2010	Co-Portfolio Manager	Morningstar	Senior Consultant

Prior to joining the Portfolio Construction Team, Mr. Hale and Mr. Stout served as asset allocation consultants since the fund’s inception; Mr. Ratner served as an asset allocation consultant since 2003; and Mr. McNeela served as an asset allocation consultant since 2009.

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Transamerica Money Market

The second and third paragraphs under the section entitled “Principal Investment Strategies” beginning on page 51 of the Prospectus are deleted and replaced in their entirety with the following:

Bank obligations purchased for the fund are limited to U.S. or foreign banks with total assets of $1.5 billion or more. Similarly, savings association obligations purchased for the fund are limited to U.S. savings association obligations issued by U.S. savings banks with total assets of $1.5 billion or more. Foreign securities purchased for the fund must be U.S. dollar-denominated and issued by foreign governments, agencies or instrumentalities, or banks that meet the minimum $1.5 billion capital requirement. These foreign obligations must also meet the same quality requirements as U.S. obligations. Each security, at the time of purchase by the fund, has been determined by the sub-adviser to present minimal credit risk.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, diversification, liquidity and maturity of its investments. If, after purchase, the credit rating on a security held by the fund is downgraded or the credit quality deteriorates, or if the maturity on a security is extended, the fund’s sub-adviser or Board of Trustees (where required by applicable regulations) will decide whether the security should be held or sold.

The paragraphs labeled “Redemption” and “Yield Fluctuation” under the section entitled “Principal Risks” beginning on page 52 of the Prospectus are deleted and replaced in their entirety with the following:

• Redemption – The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that the fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. The redemption by one or more large shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund. In addition, the fund may suspend redemptions when permitted by applicable regulations.

• Yield – The amount of income you receive from the fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the fund’s expenses could absorb all or a significant portion of the fund’s income. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

The second and third paragraphs under the section entitled “More on the Funds’ Strategies and Investments – Transamerica Money Market” on page 80 of the Prospectus are deleted and replaced in their entirety with the following:

Bank obligations purchased for the fund are limited to U.S. or foreign banks with total assets of $1.5 billion or more. Similarly, savings association obligations purchased for the fund are limited to U.S. savings association obligations issued by U.S. savings banks with total assets of $1.5 billion or more. Foreign securities purchased for the fund must be U.S. dollar-denominated and issued by foreign governments, agencies or instrumentalities, or banks that meet the minimum $1.5 billion capital requirement. These foreign obligations must also meet the same quality requirements as U.S. obligations. Each security, at the time of purchase by the fund, has been determined by the sub-adviser to present minimal credit risk.

As a money market fund, the fund tries to maintain a share price of $1.00, and must follow strict rules as to the credit quality, diversification and maturity of its investments. The fund invests in securities that, at the time of purchase, have remaining maturities of 397 days or less. The fund maintains a dollar-weighted average portfolio maturity of 60 days or less. If, after purchase, the credit rating on a security held by the fund is downgraded or the credit quality deteriorates, or if the maturity on a security is extended, the fund’s sub-adviser or Board (where required by applicable regulations) will decide whether the security should be held or sold.

The paragraphs labeled “Redemption” and “Yield Fluctuation” in the section of the Prospectus entitled “More on Risks of Investing in the Funds” are deleted and replaced in their entirety with the following:

Redemption (Transamerica Money Market): A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that the fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. The redemption by one or more large shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund. In addition, the fund may suspend redemptions when permitted by applicable regulations.

Yield (Transamerica Money Market): The amount of income paid to you by the fund will go up or down depending on day-to-day variations in short-term interest rates. In addition, the recent adoption of more stringent regulations governing the management of money market funds could have a negative effect on the fund’s yield.

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All Funds

The following information replaces the last sentence in the section of the Prospectus applicable to Class I Shares entitled “Shareholder Information – Minimum Investment” in its entirety:

The minimum investment for Class I shares is $1,000,000 per fund account, but will be waived for certain investors, including fee-based programs, qualified retirement plans, and financial intermediaries that submit trades on behalf of underlying investors.

The following information replaces the second sentence in the section of the Prospectus applicable to Class I Shares entitled “Shareholder Information – Buying Shares” in its entirety:

The minimum investment is $1,000,000 per fund account, but will be waived for certain investors as described above.

The following information replaces the third bullet in the section of the Prospectus applicable to Class I Shares entitled “Shareholder Information – Exchanging Shares” in its entirety:

  The minimum exchange to a new fund account is $1,000,000 per fund account, but will be waived for certain investors as described above.

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Investors Should Retain this Supplement for Future Reference